Tax Status - Additional Information (Details) - EBP 009	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Obtained [true false]	true
Employee benefit plan, determination and information letter date	Jul. 29, 2015